Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc.	47,500	$ 2,040,125
		$ 2,040,125
Healthcare — 0.0%†
Medline, Inc., Class A(1)	139	$ 5,838
		$ 5,838
Paper — 0.1%
Enviva LLC(1)(2)	46,181	$ 729,660
		$ 729,660
Total Common Stocks (identified cost $1,430,007)		$2,775,623

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 0.3%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$1,550	$ 1,499,625
Total Convertible Bonds (identified cost $1,494,386)		$ 1,499,625

Corporate Bonds — 89.8%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 1.7%
Amentum Holdings, Inc., 7.25%, 8/1/32(3)	2,682	$ 2,828,649
Axon Enterprise, Inc.:
6.125%, 3/15/30(3)	475	491,551
6.25%, 3/15/33(3)	360	376,017
Moog, Inc., 4.25%, 12/15/27(3)	1,357	1,344,963
Science Applications International Corp.:
4.875%, 4/1/28(3)	2,434	2,430,049
5.875%, 11/1/33(3)	905	918,072
		$8,389,301
Automotive & Auto Parts — 3.1%
Belron U.K. Finance PLC, 5.75%, 10/15/29(3)	2,286	$2,335,629
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(3)	3,238	3,388,761
6.75%, 9/15/32(3)	1,295	1,343,676
Ford Motor Co., 4.75%, 1/15/43	2,109	1,671,562
Ford Motor Credit Co. LLC, 7.20%, 6/10/30(4)	1,300	1,394,422
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)	2,139	927,129
Security	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)	4,543	$ 4,810,265
		$ 15,871,444
Broadcasting — 0.5%
Discovery Communications LLC:
3.625%, 5/15/30	376	$ 346,628
4.125%, 5/15/29	234	226,320
Univision Communications, Inc.:
8.50%, 7/31/31(3)	255	266,591
9.375%, 8/1/32(3)	904	972,277
Warnermedia Holdings, Inc.:
4.054%, 3/15/29	189	183,876
5.05%, 3/15/42	609	430,106
		$2,425,798
Building Materials — 4.5%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(3)	2,420	$2,554,985
Builders FirstSource, Inc., 6.375%, 3/1/34(3)	3,500	3,623,137
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(3)	1,184	1,227,470
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(3)	560	531,386
JH North America Holdings, Inc.:
5.875%, 1/31/31(3)	2,093	2,139,203
6.125%, 7/31/32(3)	757	777,516
Masterbrand, Inc., 7.00%, 7/15/32(3)	2,088	2,165,736
Park River Holdings, Inc.:
8.00%, 3/15/31(3)	1,110	1,149,250
8.75%, 12/31/30(3)(4)	251	248,176
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(3)	3,344	3,362,031
Standard Industries, Inc.:
3.375%, 1/15/31(3)	1,121	1,030,547
4.375%, 7/15/30(3)	2,128	2,054,340
4.75%, 1/15/28(3)	2,000	1,996,992
		$22,860,769
Cable/Satellite TV — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)	1,186	$1,090,474
4.25%, 1/15/34(3)(4)	1,974	1,680,317
4.50%, 8/15/30(3)	1,574	1,482,978
4.75%, 3/1/30(3)	3,129	2,990,287
5.375%, 6/1/29(3)	687	679,717
CSC Holdings LLC:
3.375%, 2/15/31(3)	936	567,584
4.125%, 12/1/30(3)	608	373,366
11.75%, 1/31/29(3)	1,396	1,038,027
Versant Media Group, Inc., 7.25%, 1/30/31(3)	1,470	1,517,414
		$11,420,164

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Capital Goods — 3.6%
Arcosa, Inc., 6.875%, 8/15/32(3)		2,285	$ 2,417,517
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(3)(5)		1,678	1,746,892
Calderys Financing LLC, 11.25%, 6/1/28(3)		2,000	2,126,194
Chart Industries, Inc., 9.50%, 1/1/31(3)		1,389	1,475,311
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(3)		3,094	3,226,306
Esab Corp., 6.25%, 4/15/29(3)		1,544	1,589,497
JB Poindexter & Co., Inc., 8.75%, 12/15/31(3)		1,557	1,632,867
Madison IAQ LLC, 5.875%, 6/30/29(3)		1,005	999,698
New Flyer Holdings, Inc., 9.25%, 7/1/30(3)		3,026	3,267,753
			$18,482,035
Chemicals — 3.4%
Avient Corp.:
6.25%, 11/1/31(3)		870	$894,766
7.125%, 8/1/30(3)		2,183	2,255,768
Celanese U.S. Holdings LLC:
6.50%, 4/15/30(4)		500	502,913
7.20%, 11/15/33		2,278	2,408,509
7.375%, 2/15/34		1,344	1,366,345
Compass Minerals International, Inc.:
6.75%, 12/1/27(3)		1,043	1,047,284
8.00%, 7/1/30(3)		1,320	1,382,346
Olympus Water U.S. Holding Corp.:
7.25%, 6/15/31(3)		1,000	1,027,313
7.25%, 2/15/33(3)		3,470	3,490,305
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	1,289	1,485,128
2.625%, 2/1/29(3)	EUR	100	115,216
WR Grace Holdings LLC:
4.875%, 6/15/27(3)		768	766,590
7.375%, 3/1/31(3)		340	349,456
			$17,091,939
Consumer Products — 2.1%
Acushnet Co., 5.625%, 12/1/33(3)		2,245	$2,275,837
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		1,333	1,275,532
5.50%, 6/1/28(3)		954	956,864
Somnigroup International, Inc., 3.875%, 10/15/31(3)		4,110	3,851,935
Spectrum Brands, Inc., 3.875%, 3/15/31(3)		3,071	2,523,506
			$10,883,674
Containers — 2.7%
Ardagh Group SA, 9.50%, 12/1/30(3)		1,170	$1,270,097
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(3)(4)		2,002	1,886,376
Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC: (continued)
6.25%, 1/30/31(3)	1,330	$ 1,361,109
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(3)	1,786	1,710,412
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(3)	1,522	1,566,053
8.75%, 4/15/30(3)	2,708	2,755,130
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,165	1,161,312
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(3)	2,089	2,088,032
		$13,798,521
Diversified Financial Services — 7.4%
Ally Financial, Inc., 4.70% to 5/15/26(7)(8)	2,959	$2,940,957
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(3)	1,790	1,809,232
Azorra Finance Ltd.:
7.25%, 1/15/31(3)	1,004	1,055,995
7.75%, 4/15/30(3)	870	922,012
Boost Newco Borrower LLC, 7.50%, 1/15/31(3)	1,109	1,179,283
CI Financial Corp., 4.10%, 6/15/51	1,100	754,598
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(3)(4)	742	669,029
5.25%, 4/15/29(3)(4)	1,447	1,343,650
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(3)	2,450	2,502,053
Diebold Nixdorf, Inc., 7.75%, 3/31/30(3)	2,595	2,767,998
Focus Financial Partners LLC, 6.75%, 9/15/31(3)	2,323	2,389,667
Hightower Holding LLC, 9.125%, 1/31/30(3)	1,997	2,125,363
MSCI, Inc., 3.875%, 2/15/31(3)	1,435	1,379,042
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(3)	2,280	2,430,888
Rocket Cos., Inc.:
6.125%, 8/1/30(3)	1,060	1,096,309
6.375%, 8/1/33(3)	1,590	1,659,752
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(3)	1,699	1,642,276
4.00%, 10/15/33(3)(4)	793	737,344
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(3)	1,832	1,892,615
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(3)	1,945	2,003,272
UWM Holdings LLC, 6.25%, 3/15/31(3)	1,247	1,245,611
Walker & Dunlop, Inc., 6.625%, 4/1/33(3)	3,035	3,128,338
		$37,675,284
Diversified Media — 2.0%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)	565	$554,945
6.125%, 12/1/28(3)	1,493	1,457,580
Cars.com, Inc., 6.375%, 11/1/28(3)	1,968	1,971,959

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(3)	502	$ 527,446
7.50%, 3/15/33(3)	221	233,624
7.75%, 4/15/28(3)	1,047	1,048,542
7.875%, 4/1/30(3)	241	254,833
Snap, Inc., 6.875%, 3/1/33(3)	2,625	2,722,217
Stagwell Global LLC, 5.625%, 8/15/29(3)	1,426	1,391,652
		$ 10,162,798
Energy — 0.3%
WBI Operating LLC:
6.25%, 10/15/30(3)	890	$895,972
6.50%, 10/15/33(3)	725	722,642
		$1,618,614
Entertainment/Film — 0.3%
Cinemark USA, Inc., 5.25%, 7/15/28(3)	1,517	$1,517,879
		$1,517,879
Environmental — 1.6%
Clean Harbors, Inc.:
5.125%, 7/15/29(3)	1,000	$1,001,759
6.375%, 2/1/31(3)	280	288,681
GFL Environmental, Inc.:
3.50%, 9/1/28(3)	1,631	1,604,964
4.00%, 8/1/28(3)	1,500	1,480,386
4.75%, 6/15/29(3)	1,343	1,341,324
Reworld Holding Corp., 4.875%, 12/1/29(3)	1,948	1,874,170
Wrangler Holdco Corp., 6.625%, 4/1/32(3)	565	593,687
		$8,184,971
Food & Drug Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(3)	2,108	$2,093,054
5.875%, 2/15/28(3)	2,295	2,311,622
		$4,404,676
Food, Beverage & Tobacco — 5.3%
BellRing Brands, Inc., 7.00%, 3/15/30(3)	2,032	$2,102,412
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(3)	4,524	4,840,123
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(3)	1,518	1,523,866
7.625%, 7/1/29(3)	1,815	1,895,535
Darling Ingredients, Inc.:
5.25%, 4/15/27(3)	500	501,343
6.00%, 6/15/30(3)	711	723,024
Froneri Lux FinCo SARL, 6.00%, 8/1/32(3)	1,750	1,775,417
Performance Food Group, Inc.:
4.25%, 8/1/29(3)	2,496	2,449,568
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Performance Food Group, Inc.: (continued)
6.125%, 9/15/32(3)		1,288	$ 1,329,420
Pilgrim's Pride Corp., 3.50%, 3/1/32		2,000	1,849,280
Post Holdings, Inc., 6.25%, 2/15/32(3)		3,000	3,086,175
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(3)		1,456	1,468,462
U.S. Foods, Inc., 4.75%, 2/15/29(3)		2,490	2,479,739
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(3)		771	775,404
			$ 26,799,768
Healthcare — 9.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		478	$476,184
AMN Healthcare, Inc., 4.00%, 4/15/29(3)(4)		1,033	987,244
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)		6,550	6,535,855
Avantor Funding, Inc.:
3.875%, 7/15/28(6)	EUR	600	705,905
4.625%, 7/15/28(3)		1,022	1,017,244
Concentra Health Services, Inc., 6.875%, 7/15/32(3)		1,701	1,781,039
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,243,859
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)		1,038	1,062,244
Global Medical Response, Inc., 7.375%, 10/1/32(3)		2,500	2,603,447
HealthEquity, Inc., 4.50%, 10/1/29(3)		2,521	2,479,768
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)		726	762,142
IQVIA, Inc.:
5.00%, 5/15/27(3)		594	594,280
6.25%, 6/1/32(3)		1,625	1,700,023
LifePoint Health, Inc.:
5.375%, 1/15/29(3)(4)		2,679	2,639,987
10.00%, 6/1/32(3)(4)		645	685,850
Medline Borrower LP, 5.25%, 10/1/29(3)		5,489	5,521,912
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		2,502	2,323,960
3.875%, 5/15/32(3)		754	686,225
6.25%, 1/15/33(3)		564	575,472
Option Care Health, Inc., 4.375%, 10/31/29(3)		2,368	2,323,861
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		2,023	1,958,437
4.90%, 12/15/44		513	409,623
Prestige Brands, Inc., 3.75%, 4/1/31(3)		1,119	1,049,068
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)		2,041	2,066,958
Team Health Holdings, Inc.:
8.375%, 6/30/28(3)		806	817,175
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(3)		1,518	1,608,186
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(3)		2,356	2,376,414
Varex Imaging Corp., 7.875%, 10/15/27(3)		544	556,851
			$47,549,213

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate — 5.8%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)		2,032	$ 2,044,078
8.875%, 9/1/31(3)		1,557	1,667,016
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)		5,489	5,789,825
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(3)		1,475	1,506,524
8.375%, 10/1/33(3)		1,475	1,500,163
KB Home:
4.00%, 6/15/31		75	71,094
4.80%, 11/15/29		1,452	1,447,470
LGI Homes, Inc., 7.00%, 11/15/32(3)(4)		2,335	2,234,098
New Home Co., Inc.:
8.50%, 11/1/30(3)		873	900,153
9.25%, 10/1/29(3)		2,794	2,919,494
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)(4)		2,416	2,364,558
7.375%, 2/15/31(3)		1,187	1,257,122
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)		2,309	2,324,941
5.75%, 1/15/28(3)		306	311,713
5.75%, 11/15/32(3)		450	463,285
TopBuild Corp.:
3.625%, 3/15/29(3)		1,000	969,364
4.125%, 2/15/32(3)		2,051	1,949,841
			$29,720,739
Insurance — 4.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(3)		317	$327,124
6.75%, 10/15/27(3)		4,251	4,295,758
7.00%, 1/15/31(3)		1,104	1,146,135
7.375%, 10/1/32(3)		230	238,768
AmWINS Group, Inc., 4.875%, 6/30/29(3)		2,670	2,627,934
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(3)		3,627	3,688,775
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(3)		2,700	2,802,941
Panther Escrow Issuer LLC, 7.125%, 6/1/31(3)		2,368	2,455,327
Ryan Specialty LLC, 5.875%, 8/1/32(3)		3,212	3,283,974
			$20,866,736
Leisure — 0.4%
Motion Bondco DAC, 6.625%, 11/15/27(3)(4)		1,355	$1,316,589
Motion Finco SARL, 8.375%, 2/15/32(3)		600	539,338
			$1,855,927
Metals/Mining — 1.6%
Constellium SE:
3.125%, 7/15/29(4)(6)	EUR	1,150	$1,334,380
3.75%, 4/15/29(3)		845	816,632
5.625%, 6/15/28(3)		1,000	1,000,581
Security	Principal Amount* (000's omitted)	Value
Metals/Mining (continued)
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)	1,721	$ 1,728,116
6.125%, 4/1/29(3)	995	1,012,120
Novelis Corp.:
3.875%, 8/15/31(3)	2,085	1,902,152
4.75%, 1/30/30(3)	223	215,573
		$ 8,009,554
Publishing/Printing — 1.2%
Cimpress PLC, 7.375%, 9/15/32(3)	1,644	$1,678,941
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)	1,345	1,352,832
7.375%, 9/1/31(3)	860	908,007
8.00%, 8/1/29(3)	2,306	2,331,966
		$6,271,746
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(3)	2,570	$2,693,018
		$2,693,018
Restaurants — 0.3%
Yum! Brands, Inc., 3.625%, 3/15/31	1,824	$1,727,477
		$1,727,477
Services — 6.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)	3,102	$3,105,956
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(3)(4)	940	971,270
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)	1,293	1,223,716
Herc Holdings, Inc.:
5.75%, 3/15/31(3)	285	289,402
6.00%, 3/15/34(3)	345	349,812
7.00%, 6/15/30(3)	955	1,005,637
7.25%, 6/15/33(3)	1,070	1,135,242
Imola Merger Corp., 4.75%, 5/15/29(3)	3,607	3,563,210
Korn Ferry, 4.625%, 12/15/27(3)	2,366	2,368,468
LBM Acquisition LLC:
6.25%, 1/15/29(3)(4)	300	270,278
9.50%, 6/15/31(3)	1,674	1,747,137
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)	1,485	1,463,997
RB Global Holdings, Inc.:
6.75%, 3/15/28(3)	1,504	1,539,949
7.75%, 3/15/31(3)	347	363,210
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(3)	2,711	2,647,563
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(3)	1,670	1,735,502
VT Topco, Inc., 8.50%, 8/15/30(3)(4)	2,037	2,137,102
WESCO Distribution, Inc.:
6.625%, 3/15/32(3)	1,345	1,406,082

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
WESCO Distribution, Inc.: (continued)
7.25%, 6/15/28(3)	853	$ 865,862
Windsor Holdings III LLC, 8.50%, 6/15/30(3)	2,793	2,953,899
		$ 31,143,294
Steel — 0.8%
Commercial Metals Co.:
5.75%, 11/15/33(3)	645	$ 659,907
6.00%, 12/15/35(3)	645	661,600
TMS International Corp., 6.25%, 4/15/29(3)	2,790	2,707,309
		$4,028,816
Super Retail — 4.8%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$691,493
4.625%, 11/15/29(3)	398	391,559
4.75%, 3/1/30	1,118	1,106,113
5.00%, 2/15/32(3)	162	157,527
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)	435	445,173
6.75%, 7/1/36	196	194,784
Champ Acquisition Corp., 8.375%, 12/1/31(3)	1,517	1,642,310
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(3)	2,361	2,532,907
Group 1 Automotive, Inc.:
4.00%, 8/15/28(3)	1,761	1,727,305
6.375%, 1/15/30(3)	380	391,730
Ken Garff Automotive LLC, 4.875%, 9/15/28(3)	1,490	1,486,625
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)	1,245	1,227,478
8.25%, 8/1/31(3)	1,209	1,279,483
Lithia Motors, Inc.:
3.875%, 6/1/29(3)	958	926,987
4.375%, 1/15/31(3)	1,324	1,273,387
4.625%, 12/15/27(3)	1,173	1,175,902
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)(4)	3,747	3,712,806
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(3)	460	468,689
10.00%, 9/15/33(3)	465	479,455
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)(4)	2,129	2,091,398
4.875%, 11/15/31(3)	816	791,619
		$24,194,730
Technology — 4.0%
Ciena Corp., 4.00%, 1/31/30(3)	706	$681,493
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)	2,487	2,521,191
8.25%, 6/30/32(3)	420	439,148
9.00%, 9/30/29(3)	2,556	2,663,864
Security	Principal Amount* (000's omitted)	Value
Technology (continued)
Dye & Durham Ltd., 8.625%, 4/15/29(3)	1,000	$ 943,911
Fair Isaac Corp., 4.00%, 6/15/28(3)	2,050	2,029,471
Insight Enterprises, Inc., 6.625%, 5/15/32(3)	2,010	2,067,920
ON Semiconductor Corp., 3.875%, 9/1/28(3)	1,804	1,771,676
Open Text Holdings, Inc., 4.125%, 2/15/30(3)	1,352	1,293,169
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(3)	1,327	1,506,953
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)	1,511	1,418,914
4.375%, 2/15/30(3)	199	195,192
VM Consolidated, Inc., 5.50%, 4/15/29(3)	2,111	2,113,808
WULF Compute LLC, 7.75%, 10/15/30(3)	898	925,846
		$20,572,556
Telecommunications — 3.0%
Iliad Holding SAS:
7.00%, 4/15/32(3)	795	$820,363
8.50%, 4/15/31(3)	580	624,601
Level 3 Financing, Inc., 7.00%, 3/31/34(3)	426	439,192
Sable International Finance Ltd., 7.125%, 10/15/32(3)	942	955,482
Virgin Media Secured Finance PLC:
4.50%, 8/15/30(3)	790	734,187
5.50%, 5/15/29(3)	1,107	1,091,282
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(3)	1,540	1,422,958
6.75%, 1/15/33(3)	795	788,867
7.75%, 4/15/32(3)	520	542,542
Windstream Services LLC, 7.50%, 10/15/33(3)	3,000	3,077,874
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(3)	1,180	1,239,837
Zegona Finance PLC, 8.625%, 7/15/29(3)	2,707	2,879,495
Ziggo BV, 4.875%, 1/15/30(3)	506	478,760
		$15,095,440
Transport Excluding Air & Rail — 0.8%
Carriage Purchaser, Inc., 7.875%, 10/15/29(3)	2,485	$2,387,260
Seaspan Corp., 5.50%, 8/1/29(3)	1,874	1,781,317
		$4,168,577
Utilities — 5.5%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(3)	440	$428,712
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(3)	5,440	5,460,748
Clearway Energy Operating LLC, 4.75%, 3/15/28(3)	1,221	1,222,827
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(3)	1,342	1,290,640
9.25%, 1/15/31(3)	565	582,333
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(3)	2,436	2,330,113
NRG Energy, Inc.:
5.75%, 1/15/28	1,021	1,025,427

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.: (continued)
5.75%, 1/15/34(3)	1,056	$ 1,067,294
6.00%, 2/1/33(3)	1,036	1,058,568
6.00%, 1/15/36(3)	993	1,006,672
6.25%, 11/1/34(3)	707	726,764
10.25% to 3/15/28(3)(7)(8)	1,354	1,479,747
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)	2,220	2,190,893
TerraForm Power Operating LLC:
4.75%, 1/15/30(3)	1,050	1,024,097
5.00%, 1/31/28(3)	1,402	1,401,463
TransAlta Corp., 5.875%, 2/1/34	1,120	1,128,389
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(3)	924	915,016
7.75%, 4/15/34(3)	975	991,641
8.375%, 1/15/31(3)	1,347	1,416,284
8.625%, 3/15/33(3)	1,341	1,411,670
		$28,159,298
Total Corporate Bonds (identified cost $452,622,282)		$457,644,756

Senior Floating-Rate Loans — 6.8%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$1,069	$ 1,071,985
		$ 1,071,985
Building Materials — 0.9%
Associated Materials, Inc., Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	$2,372	$ 2,113,452
CP Atlas Buyer, Inc., Term Loan, 8.966%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	1,077	1,044,981
Park River Holdings, Inc., Term Loan, 8.486%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	1,280	1,289,133
		$ 4,447,566
Cable/Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.20%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$1,077	$1,041,503
Term Loan, 9.60%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	356	360,891
		$1,402,394
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Goods — 0.4%
EMRLD Borrower LP, Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$2,303	$ 2,311,870
		$ 2,311,870
Food, Beverage & Tobacco — 0.5%
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	$2,760	$ 2,770,927
		$ 2,770,927
Healthcare — 0.3%
LifePoint Health, Inc., Term Loan, 7.655%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	$711	$ 714,537
Team Health Holdings, Inc., Term Loan, 8.34%, (3 mo. USD Term SOFR + 4.50%), 6/30/28	1,020	1,024,577
		$1,739,114
Homebuilders/Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.441%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	$1,176	$848,319
		$848,319
Insurance — 0.4%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$1,782	$1,809,042
		$1,809,042
Restaurants — 0.6%
IRB Holding Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	$2,852	$2,861,967
		$2,861,967
Services — 0.5%
LBM Acquisition LLC, Term Loan, 7.584%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$1,612	$1,516,815
Specialty Building Products Holdings LLC, Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,165	1,090,561
		$2,607,376
Super Retail — 1.5%
Evergreen Acqco 1 LP, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	$1,803	$1,814,634
Mavis Tire Express Services Corp., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	1,701	1,708,921
Petco Health & Wellness Co., Inc., Term Loan, 7.183%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	1,189	1,178,796
PetSmart, Inc., Term Loan, 7.734%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,751	2,743,186
		$7,445,537

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology — 0.8%
Fortress Intermediate 3, Inc., Term Loan, 6.784%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	$4,173	$ 4,182,088
		$ 4,182,088
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	$508	$ 506,160
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	642	639,404
		$ 1,145,564
Total Senior Floating-Rate Loans (identified cost $35,006,339)		$ 34,643,749

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(10)	$679,000	$ 0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(10)	1,451,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 5.3%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(11)	4,198,042	$ 4,198,042
Total Affiliated Fund (identified cost $4,198,042)		$ 4,198,042
Securities Lending Collateral — 4.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(12)	22,652,787	$ 22,652,787
Total Securities Lending Collateral (identified cost $22,652,787)		$ 22,652,787
Total Short-Term Investments (identified cost $26,850,829)		$ 26,850,829
Total Investments — 102.7% (identified cost $517,403,843)		$523,414,582

Other Assets, Less Liabilities — (2.7)%	$(13,684,607)

Net Assets — 100.0%	$509,729,975

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security. Total market value of restricted securities amounts to $729,660, which represents 0.1% of the net assets of the Fund as of December 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $427,878,349 or 83.9% of the Fund's net assets.
(4)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $22,223,971 and the total market value of the collateral received by the Fund was $22,979,038, comprised of cash of $22,652,787 and U.S. government and/or agencies securities of $326,251.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $3,525,413 or 0.7% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(12)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	787,950	USD	912,792	State Street Bank and Trust Company	1/30/26	$14,304	$ —
USD	5,885,979	EUR	5,052,087	State Street Bank and Trust Company	1/30/26	—	(58,269)
						$14,304	$(58,269)
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$326,038
		$326,038

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Calvert
High Yield Bond Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,198,042, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$19,229,557	$36,454,837	$(51,486,352)	$ —	$ —	$4,198,042	$157,976	4,198,042

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,045,963	$729,660	$ —	$2,775,623
Convertible Bonds	—	1,499,625	—	1,499,625
Corporate Bonds	—	457,644,756	—	457,644,756
Senior Floating-Rate Loans	—	34,643,749	—	34,643,749
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	4,198,042	—	—	4,198,042
Securities Lending Collateral	22,652,787	—	—	22,652,787
Total Investments	$28,896,792	$494,517,790	$0	$523,414,582
Forward Foreign Currency Exchange Contracts	$ —	$14,304	$ —	$14,304
Total	$28,896,792	$494,532,094	$0	$523,428,886
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(58,269)	$ —	$(58,269)
Total	$ —	$(58,269)	$ —	$(58,269)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.